Long Term Investment (Details) - Schedule of Long Term Investment ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)
Long Term Investment (Details) - Schedule of Long Term Investment [Line Items]
Balance	¥ 234,176		$ 32,294	¥ 101,727		$ 14,748	¥ 5,000		$ 785
Additions	4,500		621	107,000		15,514	129,725		20,356
Share of gain (loss) in equity method	(288)		(40)	25,449		3,690	(2,998)		(470)
Impairment	(3,800)		(524)
Balance	234,588		$ 32,351	234,176		$ 33,952	101,727		$ 15,963
Equity investments accounted for using the equity method [Member]
Long Term Investment (Details) - Schedule of Long Term Investment [Line Items]
Balance	172,451	[1]		72,002	[1],[2]			[2]
Additions		[1]		75,000	[1],[2]		75,000	[2]
Share of gain (loss) in equity method	(288)	[1]		25,449	[1],[2]		(2,998)	[2]
Impairment		[1]						[2]
Balance	172,163	[1]		172,451	[1],[2]		72,002	[2]
Cost method investments without readily determinable fair value [Member]
Long Term Investment (Details) - Schedule of Long Term Investment [Line Items]
Balance	61,725	[3]		29,725	[3],[4]		5,000	[4]
Additions	4,500	[3]		32,000	[3],[4]		54,725	[4]
Share of gain (loss) in equity method		[3]			[3],[4]			[4]
Impairment	(3,800)	[3]						[4]
Balance	¥ 62,425	[3]		¥ 61,725	[3],[4]		¥ 29,725	[4]

[1]	On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2022, the Company invested RMB150,000 into Qingdao LLP.The Company recorded shares of loss of RMB288 in the six months ended June 30, 2023.
[2]	Investments of RMB234,176 included the following items:
[3]

Investments of RMB234,588 included the following items:

Investments of RMB5,000 represented of 1.76% equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On March 8, 2021, the Company invested RMB 8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd.(“Dunengmaihuo”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 6, 2022, the Company signed an investment agreement to invest up to RMB5,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP for its 14.28% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the year ended December 31, 2022, the Company invested RMB2,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP.

On December 9, 2022, the Company invested RMB5,000 for 1.55% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd. for its 7.6923% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023, the Company invested RMB3,500 in Hainan Jiuhe.

On June 19, 2023, the Company invested RMB1,000 in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its 5% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

[4]	On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2021, the Company invested RMB75,000 into Qingdao LLP. For the year ended December 31, 2022, the Company further invested RMB75,000 into Qingdao LLP and had shares of gain of RMB 25,449.